ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of acquired intangible assets

	As of December 31,
	2015	2016
	US$	US$

Trade name/domain name	16,228,000	14,330,156
Non-compete agreement	10,096,000	8,915,286
Online platform	1,364,000	1,204,482
Customer relationship	27,760,000	24,514,105
Total	55,448,000	48,964,029
Less: Accumulated amortization	(4,885,055)	(12,689,791)
Acquired intangible assets, net	50,562,945	36,274,238

US$

Balance as of January 1, 2015	-
Acquisition	55,448,000
Amortization	(4,885,055)
Balance as of December 31, 2015	50,562,945

Amortization	(8,640,885)
Foreign currency translation adjustment	(5,647,822)
Balance as of December 31, 2016	36,274,238

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
For the years ending December 31,	US$
2017	8,132,191
2018	8,132,191
2019	8,012,449
2020	3,745,307
2021	1,858,475